Description of Business - Additional Information (Details) $ / shares in Units, $ in Millions				12 Months Ended
	Dec. 28, 2022 KRW (₩)	Aug. 26, 2022 KRW (₩)	Sep. 02, 2021 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2023 shares	Dec. 31, 2022 shares	Sep. 02, 2021 KRW (₩) shares	Sep. 02, 2021 $ / shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination consideration transferred | $				$ 825.0
Common stock, shares Issued					2,477,672	2,477,672
Sale Of American Depositary Shares							5,263,000
Reduction of capital reserve | ₩	₩ 330,000,000,000,000	₩ 70,000,000,000,000
American Depositary Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Entity listing depository receipt ratio							0.05
Common Stock, Value, Outstanding | ₩							₩ 10,000
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from issuance initial public offering | $			$ 86.5
Payments for underwriting expense | $			$ 8.7
IPO [Member] | American Depositary Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares Issued							6,316,000
Sale of Stock, Price Per Share | $ / shares								$ 18
DoubleU Games Co., Ltd.[Member] | Equity Investee [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest percentage					67.10%
STIC Special Situation Private Equity Fund [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minority interest ownership percentage					32.90%
Sale Of American Depositary Shares							1,053,000
International Gaming Technologies [Member] | IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minority interest ownership percentage					12.70%
Stic [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minority interest ownership percentage					20.20%